Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tempest Investment Counselors, Inc.
Address: 1380 Lawrence St.
         Suite 1050
         Denver, CO   80204

13F File Number:  28-2237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David H. Squire
Title:    VP-Compliance Officer
Phone:    303-629-1917
Signature, Place, and Date of Signing:

    David H. Squire   Denver, CO   06/30/00


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   211

Form 13F Information Table Value Total:   $221,247



List of Other Included Managers:

 No.  13F File Number     Name
   None

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tempest Investment Counselors, Inc.
Address: 1380 Lawrence St.
         Suite 1050
         Denver, CO   80204

13F File Number:  28-2237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David H. Squire
Title:    VP-Compliance Officer
Phone:    303-629-1917
Signature, Place, and Date of Signing:

    David H. Squire   Denver, CO   09/30/02


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   148

Form 13F Information Table Value Total:   $158,473



List of Other Included Managers:

 No.  13F File Number     Name
   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M, Co.                        Common stock     88579y101      313  2850.00 SH       SOLE                  2850.00
ABBOTT LABORATORIES            Common stock     002824100     3552 87913.40 SH       SOLE                 86766.40   350.00  1197.00
                                                               446 11050.00 SH       OTHER                11000.00    50.00
ADC TELECOMMUNICATIONS, INC.   Common stock     000886101      186 161900.00SH       SOLE                161900.00
                                                                36 31000.00 SH       OTHER                31000.00
ALBERTSON'S INC                Common stock     013104104     3398 140630.44SH       SOLE                139866.44   100.00  1464.00
                                                               377 15600.00 SH       OTHER                15400.00   200.00
ALLSTATE CORP                  Common stock     020002101     3239 91123.12 SH       SOLE                 90736.12            387.00
                                                               299  8400.00 SH       OTHER                 8200.00   200.00
AMERICAN INT'L GROUP           Common stock     026874107     1897 34677.10 SH       SOLE                 34495.10            382.00
                                                               629 11498.00 SH       OTHER                11498.00
AMGEN                          Common stock     031162100     3003 72020.00 SH       SOLE                 72020.00           1800.00
                                                               413  9910.00 SH       OTHER                 9910.00
ANIXTER INTERNATIONAL, INC.    Common stock     035290105     2303 111800.00SH       SOLE                111600.00            200.00
                                                               245 11900.00 SH       OTHER                11900.00
ARCHER DANIELS MIDLAND         Common stock     039483102     2046 163535.00SH       SOLE                163235.00           1300.00
                                                               266 21300.00 SH       OTHER                21100.00   200.00
ARCHSTONE-SMITH TRUST          Common stock     039583109     3661 153305.75SH       SOLE                152705.75   100.00   500.00
                                                               564 23625.00 SH       OTHER                23025.00   600.00
AVNET, INC.                    Common stock     053807103     1050 97300.58 SH       SOLE                 97100.58            800.00
                                                               132 12250.00 SH       OTHER                12050.00   200.00
AVON PRODUCTS INC              Common stock     054303102     2701 58597.79 SH       SOLE                 58597.79
                                                               562 12200.00 SH       OTHER                12100.00   100.00
BAKER HUGHES                   Common stock     057224107     2308 79490.68 SH       SOLE                 79490.68
                                                               194  6675.00 SH       OTHER                 6675.00
BANK OF AMERICA CORP           Common stock     060505104      241  3785.00 SH       SOLE                  3785.00
                                                               671 10518.00 SH       OTHER                10518.00
BELLSOUTH                      Common stock     079860102     2391 130242.32SH       SOLE                129942.32   100.00   800.00
                                                               319 17380.00 SH       OTHER                17230.00   150.00
BOEING CO COM                  Common stock     097023105      501 14672.00 SH       SOLE                 14672.00
                                                                17   500.00 SH       OTHER                  500.00
BP PLC                         Common stock     055622104     4148 103954.22SH       SOLE                103790.22            664.00
                                                               972 24371.86 SH       OTHER                24179.86   192.00
BRISTOL MYERS SQUIBB           Common stock     110122108      201  8448.00 SH       SOLE                  7700.00   748.00
CARDINAL HEALTH INC            Common stock     14149Y108     2093 33656.00 SH       SOLE                 33656.00            200.00
                                                               199  3200.00 SH       OTHER                 3200.00
CARPENTER TECHNOLOGY           Common stock     144285103     1644 126485.00SH       SOLE                126285.00            900.00
                                                               193 14850.00 SH       OTHER                14850.00
CHEVRON TEXACO CORP            Common stock     166764100     1651 23835.00 SH       SOLE                 23835.00
                                                               464  6705.00 SH       OTHER                 6705.00
CIGNA CORPORATION              Common stock     125509109      106  1500.00 SH       SOLE                  1500.00
                                                               143  2025.00 SH       OTHER                 2025.00
COLGATE-PALMOLIVE              Common stock     194162103      462  8565.00 SH       SOLE                  8565.00
                                                               108  2000.00 SH       OTHER                 2000.00
CSX CORPORATION                Common stock     126408103     1006 38125.29 SH       SOLE                 38125.29
                                                               137  5200.00 SH       OTHER                 5200.00
DEERE & COMPANY                Common stock     244199105     3116 68550.00 SH       SOLE                 68400.00            150.00
                                                               325  7150.00 SH       OTHER                 7150.00
DELPHI CORP                    Common stock     247126105     1523 178083.00SH       SOLE                177683.00           1900.00
                                                               146 17069.00 SH       OTHER                16669.00   400.00
DUKE ENERGY CORPORATION        Common stock     264399106     1074 54950.00 SH       SOLE                 54950.00
                                                               151  7700.00 SH       OTHER                 7700.00
DUKE REALTY CORP               Common stock     264411505     3938 159940.15SH       SOLE                159340.15   100.00   900.00
                                                               698 28365.00 SH       OTHER                27765.00   600.00
EASTMAN KODAK                  Common stock     277461109      771 28311.00 SH       SOLE                 28211.00            100.00
                                                                38  1400.00 SH       OTHER                 1400.00
ELECTRONIC DATA SYS NW         Common stock     285661104     1287 92032.32 SH       SOLE                 92032.32            200.00
                                                               166 11850.00 SH       OTHER                11750.00   100.00
EMERSON ELECTRIC               Common stock     291011104     2972 67633.65 SH       SOLE                 67533.65            400.00
                                                               478 10880.00 SH       OTHER                10830.00    50.00
EXXON MOBIL CORP               Common stock     30231G102     2493 78155.68 SH       SOLE                 77589.68            566.00
                                                               661 20724.00 SH       OTHER                20724.00
FILENET CORP.                  Common stock     316869106     1805 174380.00SH       SOLE                173880.00           1300.00
                                                               297 28700.00 SH       OTHER                28300.00   400.00
FLEXTRONICS INTERNATIONAL      Common stock     Y2573F102      928 133045.00SH       SOLE                133045.00           1000.00
                                                               115 16500.00 SH       OTHER                16500.00
GALLAGHER (ARTHUR) J & CO      Common stock     363576109     2201 89300.00 SH       SOLE                 89300.00            400.00
                                                               234  9500.00 SH       OTHER                 9500.00
GENERAL ELECTRIC COMPANY       Common stock     369604103      963 39080.00 SH       SOLE                 39080.00
                                                               822 33343.00 SH       OTHER                33343.00
HEWLETT PACKARD CO             Common stock     428236103     1749 149871.00SH       SOLE                149571.00   100.00  1200.00
                                                               117 10053.00 SH       OTHER                10053.00
INGERSOLL RAND CLASS A         Common stock     G4776G101     3083 89525.61 SH       SOLE                 89350.61            475.00
                                                               469 13625.00 SH       OTHER                13400.00   225.00
INT'L BUSINESS MACHINES        Common stock     459200101     3197 54833.20 SH       SOLE                 54533.20   130.00   470.00
                                                               651 11169.00 SH       OTHER                11119.00    50.00
J.P.MORGAN CHASE & COMP        Common stock     46625H100     1020 53695.00 SH       SOLE                 53695.00
                                                               201 10568.00 SH       OTHER                10568.00
KENNAMETAL INC                 Common stock     489170100     2481 77250.87 SH       SOLE                 77250.87
                                                               312  9700.00 SH       OTHER                 9700.00
LA-Z-BOY INC                   Common stock     505336107     1684 72571.58 SH       SOLE                 72571.58
                                                               220  9465.00 SH       OTHER                 9465.00
MARSH MCLENNAN                 Common stock     571748102     1948 46788.50 SH       SOLE                 46562.50            526.00
                                                               493 11850.00 SH       OTHER                11850.00
MAY DEPT STORES CO             Common stock     577778103     1155 50710.53 SH       SOLE                 50710.53
                                                               221  9695.00 SH       OTHER                 9570.00   125.00
MERCK & CO, INC                Common stock     589331107     2623 57392.33 SH       SOLE                 57032.33   160.00   700.00
                                                               711 15551.00 SH       OTHER                15551.00
MOTOROLA, INC                  Common stock     620076109     2039 200248.00SH       SOLE                200248.00           1000.00
                                                               193 18933.00 SH       OTHER                18933.00
MURPHY OIL CORP.               Common stock     626717102     3040 37045.00 SH       SOLE                 36945.00            100.00
                                                               323  3940.00 SH       OTHER                 3940.00
NOKIA CORP ADR                 Common stock     654902204       96  7260.00 SH       SOLE                  7260.00
                                                                43  3280.00 SH       OTHER                 3280.00
NORTHWEST NAT GAS CO           Common stock     667655104      299 10170.00 SH       SOLE                 10170.00
                                                               175  5955.00 SH       OTHER                 5955.00
PALL CORP.                     Common stock     696429307     2589 163965.00SH       SOLE                163515.00   150.00  1100.00
                                                               290 18350.00 SH       OTHER                18350.00
PFIZER INC                     Common stock     717081103      551 18971.00 SH       SOLE                 18105.00            866.00
PNC FINANCIAL SERVICES GRP     Common stock     693475105     1654 39220.00 SH       SOLE                 39120.00            400.00
                                                               171  4050.00 SH       OTHER                 3900.00   150.00
PROCTER & GAMBLE CO            Common stock     742718109     2800 31332.00 SH       SOLE                 30992.00            340.00
                                                               166  1860.00 SH       OTHER                 1860.00
QUESTAR CORP                   Common stock     748356102     4599 201371.49SH       SOLE                200871.49   100.00   800.00
                                                               626 27400.00 SH       OTHER                27250.00   150.00
ROYAL DUTCH PET CO NY REG      Common stock     780257804      363  9029.00 SH       SOLE                  9029.00
                                                               112  2800.00 SH       OTHER                 2800.00
SBC COMMUNICATIONS INC         Common stock     78387G103      399 19851.00 SH       SOLE                 19851.00
                                                               191  9490.00 SH       OTHER                 9490.00
SCHLUMBERGER LTD               Common stock     806857108      183  4747.00 SH       SOLE                  4747.00
                                                                53  1380.00 SH       OTHER                 1380.00
SNAP ON INC                    Common stock     833034101     2912 126726.43SH       SOLE                126026.43   100.00  1300.00
                                                               310 13500.00 SH       OTHER                13500.00
SUN MICROSYSTEMS INC COM       Common stock     866810104       27 10267.00 SH       SOLE                 10267.00           4000.00
                                                                 7  2860.00 SH       OTHER                 2860.00
TARGET INC                     Common stock     87612E106     1523 51596.29 SH       SOLE                 51546.29    50.00
                                                               308 10450.00 SH       OTHER                10450.00
TEEKAY SHIPPING CORP.          Common stock     Y8564W103     2167 76020.00 SH       SOLE                 75820.00            600.00
                                                               264  9250.00 SH       OTHER                 9250.00
TRANSOCEAN INC                 Common stock     G90078109      160  7681.00 SH       SOLE                  7681.00
                                                                76  3638.00 SH       OTHER                 3638.00
TREX COMPANY, INC.             Common stock     89531P105     2357 86200.00 SH       SOLE                 86200.00
                                                               267  9750.00 SH       OTHER                 9750.00
TRINITY INDUSTRIES, INC.       Common stock     896522109      221 13400.00 SH       SOLE                 13400.00
U S BANCORP                    Common stock     902973304      545 29356.00 SH       SOLE                 29356.00
                                                                99  5312.00 SH       OTHER                 5312.00
UNITED RENTALS, Inc.           Common stock     911363109     1592 188600.00SH       SOLE                188050.00   200.00  1450.00
                                                               160 19000.00 SH       OTHER                19000.00
US FREIGHTWAYS CORP.           Common stock     916906100     2614 91155.59 SH       SOLE                 90955.59            200.00
                                                               407 14200.00 SH       OTHER                14050.00   150.00
VALERO ENERGY                  Common stock     91913y100     1289 48700.00 SH       SOLE                 48700.00            700.00
                                                               142  5350.00 SH       OTHER                 5350.00
VERITAS DGC INC                Common stock     92343P107     1452 134350.00SH       SOLE                133850.00   200.00  1300.00
                                                               168 15550.00 SH       OTHER                15550.00
VERIZON COMMUNICATIONS         Common stock     92343v104     2601 94805.50 SH       SOLE                 94483.50   100.00   822.00
                                                               172  6259.00 SH       OTHER                 6126.00   133.00
VULCAN MATLS CO                Common stock     929160109     2646 73168.70 SH       SOLE                 73068.70            100.00
                                                               438 12100.00 SH       OTHER                11950.00   150.00
WACHOVIA CORP                  Common stock     929903102     2316 70850.77 SH       SOLE                 70850.77
                                                               249  7619.00 SH       OTHER                 7619.00
WELLS FARGO COMPANY            Common stock     949746101     1301 27017.00 SH       SOLE                 27017.00
                                                               471  9780.00 SH       OTHER                 9780.00
WESTPORT RESOURCES CORP NEW    Common stock     961418100     3409 186310.00SH       SOLE                186110.00           1400.00
                                                               201 11000.00 SH       OTHER                11000.00
WYETH                          Common stock     983024100     1499 47132.00 SH       SOLE                 47132.00
                                                               172  5400.00 SH       OTHER                 5400.00
XCEL ENERGY INC.               Common stock     98389B100     1760 189013.00SH       SOLE                188404.00           2109.00
                                                               191 20491.00 SH       OTHER                20491.00